March 5, 2010

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

VIA EDGAR

Re:	Forum Funds
File Nos. 002-67052 and 811-3023
Preliminary Proxy Statement

Dear Sir or Madam:

On behalf of Forum Funds (the “Trust”) transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary proxy statement (“Proxy Statement”) to be used in connection with the special meeting of the shareholders of the Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Cardinal Small Companies Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Core International Fund, Brown Advisory Maryland Bond Fund, and the Brown Advisory Intermediate Income Fund, each a series of the Trust (the “Funds”), to be held on April 9, 2010 (the “Meeting”).  The Proxy Statement consists of a letter to shareholders, notice of meeting, Shareholder Q&A, proxy statement and form of proxy.

The Meeting will be held: (1) to approve an Agreement and Plan of Reorganization under which each Fund would transfer all of its assets and liabilities to the corresponding series of the Professionally Managed Portfolios, in a tax free reorganization; and (2) to transact any other business that may properly come before the Meeting.

If you have any questions or comments regarding the foregoing, please me at (202) 778-9187.

Sincerely,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

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